Share Capital and Capital reserve - Schedule (Details) - EUR (€) € in Millions	9 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Total share capital and capital reserve	€ 1,480.5	€ 1,623.8
Listing and share transaction costs	(27.2)	(27.1)
Total net share capital and capital reserve	1,453.3	1,596.7
Ordinary shares
Disclosure of classes of share capital [line items]
Total share capital and capital reserve	€ 1,480.5	1,613.2
Number of shares repurchased, not yet settled	1,810,660
Founder Preferred shares
Disclosure of classes of share capital [line items]
Total share capital and capital reserve	€ 0.0	€ 10.6
Issued Capital and Capital Reserve | Ordinary shares
Disclosure of classes of share capital [line items]
Issued and fully paid (in shares)	166,844,360	172,550,253
Issued Capital and Capital Reserve | Founder Preferred shares
Disclosure of classes of share capital [line items]
Issued and fully paid (in shares)	0	1,500,000